Revenue - Schedule of Revenue by Geographical Markets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 9,416,619	€ 13,103,679	€ 31,146,376
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	7,397,108	10,886,713	26,566,549
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	1,598,591	1,679,395	3,609,252
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 420,920	€ 537,571	€ 970,575